Lease payable - Changes in lease liabilities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019
Lease liabilities
Additions		R$ 66,154
Write-offs		(22,880)
Payments of lease liabilities		(18,845)
Interest restatement		9,608
FX		249
Ending Balance		R$ 126,082
Average repayment term of lease liabilities		5 years 4 months 24 days
Lease of property
Lease liabilities
Additions		R$ 14,913
Write-offs		(22,649)
Payments of lease liabilities		(14,445)
Interest restatement		8,304
FX		(52)
Ending Balance		76,995
Equipment rental
Lease liabilities
Additions		4,784
Write-offs		(32)
Payments of lease liabilities		(618)
Interest restatement		(31)
Ending Balance		4,975
Lease of cloud
Lease liabilities
Additions		46,457
Write-offs		(199)
Payments of lease liabilities		(3,782)
Interest restatement		1,335
FX		301
Ending Balance		44,112
After application of IFRS 16
Lease liabilities
Beginning Balance	R$ 91,796	91,796
Average repayment term of lease liabilities	5 years 3 months 18 days
After application of IFRS 16 | Lease of property
Lease liabilities
Beginning Balance	R$ 90,924	90,924
After application of IFRS 16 | Equipment rental
Lease liabilities
Beginning Balance	R$ 872	R$ 872